Property, equipment and software (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	$ 11,316	$ 11,712
Balance at the end of the year	11,044	11,316
Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	24,893	24,542
Additions	1,393	1,859
Disposals / write-offs	(1,449)	(414)
Reclassifications	378	(894)
Foreign currency translation	954	(200)
Balance at the end of the year	26,169	24,893
Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	13,577	12,830
Depreciation	1,974	1,819
Impairment	238	2
Disposals / write-offs	(1,445)	(410)
Reclassifications	206	(566)
Foreign currency translation	576	(99)
Balance at the end of the year	15,126	13,577
Owned properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	3,655
Balance at the end of the year	3,842	3,655
Owned properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	10,352
Additions	106
Disposals / write-offs	(299)
Reclassifications	550
Foreign currency translation	653
Balance at the end of the year	11,362	10,352
Owned properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	6,697
Depreciation	457
Impairment	15
Disposals / write-offs	(296)
Reclassifications	207
Foreign currency translation	439
Balance at the end of the year	7,520	6,697
Leased properties and equipment
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	2,637
Balance at the end of the year	2,321	2,637
Cash outflows on lease	594	589
Leased properties and equipment | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	4,275
Additions	96
Disposals / write-offs	(63)
Reclassifications	0
Foreign currency translation	71
Balance at the end of the year	4,379	4,275
Leased properties and equipment | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	1,638
Depreciation	446
Impairment	0
Disposals / write-offs	(62)
Reclassifications	0
Foreign currency translation	36
Balance at the end of the year	2,058	1,638
Software
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	3,978
Balance at the end of the year	4,241	3,978
Software | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	9,220
Additions	81
Disposals / write-offs	(1,087)
Reclassifications	1,390
Foreign currency translation	185
Balance at the end of the year	9,789	9,220
Software | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	5,242
Depreciation	1,070
Impairment	223
Disposals / write-offs	(1,087)
Reclassifications	(2)
Foreign currency translation	101
Balance at the end of the year	5,548	5,242
Projects in progress
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	1,046
Balance at the end of the year	640	1,046
Internally generated software in progress	415
Own use properties in progress	224
Projects in progress | Historical cost
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	1,046
Additions	1,110
Disposals / write-offs	0
Reclassifications	(1,561)
Foreign currency translation	45
Balance at the end of the year	640	1,046
Projects in progress | Accumulated depreciation
Disclosure Of Property Equipment Software [Line Items]
Balance at the beginning of the year	0
Depreciation	0
Impairment	0
Disposals / write-offs	0
Reclassifications	0
Foreign currency translation	0
Balance at the end of the year	$ 0	$ 0